NOTES PAYABLE AND OTHER DEBT (Senior Debt - Bonds) (Details) - USD ($)		1 Months Ended		12 Months Ended
	Sep. 24, 2014	Jul. 31, 2012	Apr. 30, 2012	Dec. 31, 2015	Sep. 30, 2016	Nov. 20, 2015	Jun. 30, 2015	Mar. 03, 2014
Debt Instrument [Line Items]
Proceeds from issuance of debt	$ 500,000
Fixed interest rate (as a percent)							8.00%
Unamortized discounts				$ (205,000)	$ (195,000)
Restricted assets related to the loan			$ 400,000
Principal amount of the debt instrument							$ 6,400,000
Riverchase | Series 2010 A Bonds
Debt Instrument [Line Items]
Principal amount of the debt instrument				5,845,000
Periodic interest payments				41,000
Riverchase | Series 2010 B Bonds
Debt Instrument [Line Items]
Principal amount of the debt instrument				$ 520,000
Riverchase | Series 2010 Bonds
Debt Instrument [Line Items]
Percentage of principal amount at which debt may be required to be repurchased after May 31, 2015				100.00%
Effective interest rate (as a percent)				7.90%
Eaglewood ALF | Series 2012A Bonds
Debt Instrument [Line Items]
Proceeds from issuance of debt			6,600,000
Fixed interest rate (as a percent)				7.65%
Debt instrument, outstanding amount				$ 6,600,000
Eaglewood ALF | Series 2012B Bonds
Debt Instrument [Line Items]
Proceeds from issuance of debt			600,000
Fixed interest rate (as a percent)				8.50%
Debt instrument, outstanding amount				$ 600,000
Eaglewood ALF | Series 2012 Bonds
Debt Instrument [Line Items]
Deferred financing costs			600,000
Unamortized discounts			$ (300,000)	$ (200,000)
Quail Creek | Bond indenture
Debt Instrument [Line Items]
Proceeds from issuance of debt		$ 2,800,000
Fixed interest rate (as a percent)				10.25%
Fair value of indebtedness		3,200,000
Unamortized premiums		$ 400,000
Defeased bonds escrow								$ 3,100,000
Minimum | Riverchase | Series 2010 Bonds
Debt Instrument [Line Items]
Annual redemption amount				$ 75,000
Percentage of principal amount at which notes may be required to be repurchased by majority of debt holders				101.00%
Maximum | Riverchase | Series 2010 Bonds
Debt Instrument [Line Items]
Annual redemption amount				$ 100,000
Percentage of principal amount at which notes may be required to be repurchased by majority of debt holders				103.00%
Discontinued Operations, Held-for-sale or Disposed of by Sale | Omega | Riverchase Village ADK LLC
Debt Instrument [Line Items]
Aggregate purchase price						$ 6,900,000